Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

Three Months Ended September 30, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(10)	$2	$(8)
Changes in retirement plans’ funded status	20	(7)	13
Foreign currency translation	(9)	—	(9)
Share of other comprehensive loss of entities using the equity method	(4)	—	(4)
Other comprehensive income (loss)	$(3)	$(5)	$(8)

Three Months Ended September 30, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$149	$(26)	$123
Changes in retirement plans’ funded status	61	5	66
Foreign currency translation	(440)	—	(440)
Share of other comprehensive loss of entities using the equity method	(15)	—	(15)
Other comprehensive income (loss)	$(245)	$(21)	$(266)

Nine Months Ended September 30, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(38)	$11	$(27)
Changes in retirement plans’ funded status	60	(21)	39
Foreign currency translation	161	—	161
Share of other comprehensive loss of entities using the equity method	3	—	3
Other comprehensive income (loss)	$186	$(10)	$176

Nine Months Ended September 30, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$191	$(40)	$151
Changes in retirement plans’ funded status	47	(6)	41
Foreign currency translation	(427)	—	(427)
Share of other comprehensive loss of entities using the equity method	(40)	—	(40)
Other comprehensive income (loss)	$(229)	$(46)	$(275)

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2015	$(117)	$(1,105)	$(448)	$(66)	$(1,736)
Other comprehensive income (loss), before reclassifications	(1)	(25)	(425)	(40)	(491)
Amounts reclassified from other comprehensive income	152	66	—	—	218
Other comprehensive income (loss) *	151	41	(425)	(40)	(273)
Balance, September 30, 2015	$34	$(1,064)	$(873)	$(106)	$(2,009)

Balance, January 1, 2016	$3	$(947)	$(806)	$(113)	$(1,863)
Other comprehensive income (loss), before reclassifications	19	(20)	159	3	161
Amounts reclassified from other comprehensive income (loss)	(46)	59	—	—	13
Other comprehensive income (loss) *	(27)	39	159	3	174
Balance, September 30, 2016	$(24)	$(908)	$(647)	$(110)	(1,689)
(*)

Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $2 million and $(2) million for the nine months ended September 30, 2016 and 2015, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and nine months ended September 30, 2016 and 2015 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations Line
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Cash flow hedges	$(18)	$14	$(38)	$27	Net sales
	5	53	(17)	177	Cost of goods sold
	1	(28)	(5)	—	Other, net
	—	2	3	7	Interest expense
	2	(18)	11	(59)	Income taxes
	$(10)	$23	$(46)	$152
Change in retirement plans’ funded status:
Amortization of actuarial losses	$23	$28	$69	$83	*
Amortization of prior service cost	—	(3)	(2)	(8)	*
	(3)	(3)	(8)	(9)	Income taxes
	$20	$22	$59	$66
Total reclassifications, net of tax	$10	$45	$13	$218
(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.